Net claims and benefits incurred for life insurance contracts and others	12 Months Ended
Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Net claims and benefits incurred for life insurance contracts and others
23.	Net claims and benefits incurred for life insurance contracts and others
This caption is comprised of the following:

	Gross claims and benefits			Ceded claims and benefits			Net insurance claims and benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/ (000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities	(631,117)	(597,301)	(558,189)	—	—	—	(631,117)	(597,301)	(558,189)
Group life	(83,605)	(45,964)	(48,213)	4,868	3,792	2,864	(78,737)	(42,172)	(45,349)
Individual life	(17,495)	(8,010)	(7,539)	2,393	3,145	1,410	(15,102)	(4,865)	(6,129)
Retirement (disability and survival)	(41,076)	(32,496)	(215,217)	4,206	(747)	122,976	(36,870)	(33,243)	(92,241)
Others	(12,794)	(1,656)	(1,710)	(216)	65	85	(13,010)	(1,591)	(1,625)
General insurance	(19,214)	(20,879)	(16,829)	(1)	(213)	25	(19,215)	(21,092)	(16,804)

	(805,301)	(706,306)	(847,697)	11,250	6,042	127,360	(794,051)	(700,264)	(720,337)